Financial Instrument - Derivative Financial Instruments (Detail) - Currency risk [member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Effect on pre-tax profit/(loss) of a 10% strengthening in currency	₨ (10,287)	$ (149)	₨ 15,205
Effect on pre-tax equity of a 10% strengthening in currency	0	0	0
India, Rupees
Disclosure of detailed information about financial instruments [line items]
Effect on pre-tax profit/(loss) of a 10% strengthening in currency	₨ 975	$ 14	₨ 609